Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 1,668,291	$ 31,973
Accounts receivable, net	1,648,073	3,692,078
Deferred offering costs	889,160	668,651
Prepaid expense and other current assets	177,325	237,958
Loan receivable from third parties, current		75,797
Total current assets	4,423,398	7,518,243
NON-CURRENT ASSETS
Property and equipment, net	1,872	2,373
Right-of-use asset, net	49,356	4,015
Loan receivable from third parties, non-current	443,787	98,560
Other non-current assets	33,017
Total noncurrent assets	528,032	104,948
TOTAL ASSETS	4,951,430	7,623,191
CURRENT LIABILITIES
Accounts payable	1,662,594	2,835,982
Loan payable to third parties, current	164,399	140,800
Advance from customers	29,675	30,498
Accrued liabilities and other payables	2,057,865	1,966,483
Taxes payable	146,239	264,671
Lease liability	8,422	9,661
Bank loan payables, current	117,345	623,878
Total current liabilities	4,357,394	6,911,982
NON-CURRENT LIABILITIES
Lease liability	43,972	1,025
Loan payable to third parties, non-current		28,160
Bank loan payables, non-current		87,707
Total non-current liabilities	43,972	116,892
TOTAL LIABILITIES	4,401,366	7,028,874
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred shares, par value $0.0001, 100,000,000 shares authorized, nil shares issued and outstanding as of December 31, 2024 and 2023, respectively
Ordinary common shares, par value $0.0001, 400,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,000	1,000
Additional paid-in capital	1,796,285	1,775,951
Statutory Reserve	380,901	325,223
Accumulated other comprehensive loss	(221,139)	(153,429)
Accumulated deficit	(1,456,778)	(1,392,350)
Total Company shareholders’ equity	500,269	556,395
Non-controlling interest	49,795	37,922
Total shareholders’ equity	550,064	594,317
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,951,430	7,623,191
Related Party
CURRENT ASSETS
Due from related parties	40,549	2,811,786
CURRENT LIABILITIES
Due to related parties	$ 170,855	$ 1,040,009